SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

13.SHARE-BASED COMPENSATION

In February 2007, the Group adopted the 2007 Global Share Plan which allows the Group to offer incentive awards to employees, officers, directors and consultants or advisors (the “Participants”). Under the 2007 Global Share Plan, the Group may issue incentive awards to the Participants to purchase not more than 10,000,000 ordinary shares. In June 2007, the Group adopted the 2008 Global Share Plan which allows the Group to offer incentive awards to Participants to purchase up to 3,000,000 ordinary shares. In October 2008, the Group increased the maximum number of incentive awards available under the 2008 Global Share Plan to 7,000,000. In September 2009, the Group adopted the 2009 Share Incentive Plan which allows the Group to offer incentive awards to Participants. Under the 2009 Share Incentive Plan, the Group may issue incentive awards to purchase up to 3,000,000 ordinary shares. In August 2010, the Group increased the maximum number of incentive awards available under the 2009 Share Incentive Plan to 15,000,000. In March 2015, the Group increased the maximum number of incentive awards available under the 2009 Share Incentive Plan to 43,000,000. The 2007 and 2008 Global Share Plans and 2009 Share Incentive Plan (collectively, the “Incentive Award Plans”) contain the same terms and conditions. The incentive awards granted under the Incentive Award Plans typically have a maximum life of ten years and vest in typical ways as listed below:

a.)Vest 50% on the second anniversary of the stated vesting commencement date with the remaining 50% vesting ratably over the following two years;
b.)	Vest over a period of ten years in equal yearly installments;

As of December 31, 2020, the Group had granted 24,577,669 options and 24,338,385 nonvested restricted stocks, which were subject to adjustment on performance condition.

Share options

No share options were granted during the years 2018, 2019 and 2020.

The following table summarized the Group’s share option activity under the option plans:

			Weighted Average
	Number of	Weighted Average	Remaining	Aggregate Intrinsic
	Options	Exercise Price	Contractual Life	Value
		US$	Years	US$'million
Share options outstanding at January 1, 2020	47,632	4.95
Forfeited	(1,000)	1.53
Exercised	(46,632)	5.03
Share options outstanding at December 31, 2020	—		—	—
Share options vested or expected to vest at December 31, 2020	—		—	—
Share options exercisable at December 31, 2020	—		—	—

As of December 31, 2020, total unrecognized compensation expense related to the option arrangements was nil.

During the years ended December 31, 2018, 2019 and 2020, 876,715, 1,088,358 and 46,632 options were exercised with an aggregate intrinsic value of RMB194, RMB255 and RMB11, respectively.

Nonvested restricted stocks

The fair value of nonvested restricted stock with service conditions or performance conditions is based on the fair market value of the underlying ordinary shares on the date of grant.

In 2018, 2019 and 2020, the Group granted 661,973, 221,712 and nil nonvested restricted stocks, respectively to senior officers and managers, each was in ten tranches with performance conditions. Each tranche is accounted for as a separate award with the same grant date, its own service inception date and requisite service period. The share-based compensation cost is recognized for each vesting tranche during the respective service period based on the estimated performance conditions at the service inception date. The Group reassesses the performance condition at each reporting period for true up. For each tranche, 50% vests on the second anniversary of the vesting commencement date with the remaining 50% vesting ratably over the following two years.

The following table summarized the Group’s nonvested restricted stock activities in 2020.

		Weighted Average Grant
	Number of Restricted	Date
	Stocks	Fair Value
		US$
Nonvested restricted stocks outstanding at January 1, 2020	10,245,390	9.87
Granted	493,407	32.74
Forfeited	(1,671,111)	8.45
Vested	(1,407,675)	11.41
Adjusted for performance conditions	(564,603)	5.93
Nonvested restricted stocks outstanding at December 31, 2020	7,095,408	11.80

As of December 31, 2020, there was RMB455 in unrecognized compensation costs, net of estimated forfeitures, related to unvested restricted stocks, which is expected to be recognized over a weighted-average period of 3.41 years.

The total fair value of nonvested restricted stocks vested in 2018, 2019 and 2020 was RMB183, RMB443 and RMB368, respectively.